Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade and other receivables
18. Trade and other receivables
The following are included in trade and other receivables:

	2021	2020
Amounts falling due within one year	£m	£m
Trade receivables (net of loss allowance)	6,600.5	6,572.2
Work in progress	254.0	264.1
VAT and sales taxes recoverable	350.3	236.6
Prepayments	215.3	248.1
Accrued income	3,435.7	3,150.1
Fair value of derivatives	2.5	0.2
Other debtors	504.0	501.0
	11,362.3	10,972.3
The ageing of trade receivables and other financial assets by due date is as follows:

	Carrying amount at 31 December 2021	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2021	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	6,671.0	5,755.6	589.8	194.4	64.0	10.6	56.6
Loss allowance	(70.5)	(2.3)	(0.2)	(1.9)	(7.5)	(4.9)	(53.7)
	6,600.5	5,753.3	589.6	192.5	56.5	5.7	2.9
Other financial assets	496.3	422.1	15.2	2.7	3.0	2.7	50.6
	7,096.8	6,175.4	604.8	195.2	59.5	8.4	53.5

	Carrying amount at 31 December 2020	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2020	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	6,684.7	5,696.8	661.2	169.2	55.6	32.7	69.2
Loss allowance	(112.5)	(4.4)	(1.2)	(1.9)	(15.2)	(25.2)	(64.6)
	6,572.2	5,692.4	660.0	167.3	40.4	7.5	4.6
Other financial assets	527.2	451.8	32.5	8.6	11.8	4.3	18.2
	7,099.4	6,144.2	692.5	175.9	52.2	11.8	22.8
Other financial assets are included in other debtors.
Past due amounts are not impaired where collection is considered likely.

	2021	2020
Amounts falling due after more than one year	£m	£m
Prepayments	3.0	2.8
Fair value of derivatives	0.5	9.6
Other debtors	149.1	143.8
	152.6	156.2
The Group has applied the practical expedient permitted by IFRS 15 to not disclose the transaction price allocated to performance obligations unsatisfied (or partially unsatisfied) as of the end of the reporting period as contracts typically have an original expected duration of a year or less.

	2021	2020	2019
	£m	£m	£m
Loss allowance
At beginning of year	112.5	111.7	116.6
New acquisitions	3.7	3.5	5.0
Charged to the income statement	17.2	50.6	45.4
Released to the income statement	(27.9)	(9.8)	(19.0)
Exchange adjustments	(1.7)	(2.8)	(4.1)
Transfer to disposal group classified as held for sale	—	—	(8.9)
Utilisations and other movements	(33.3)	(40.7)	(23.3)
At end of year	70.5	112.5	111.7
The loss allowance is equivalent to 1.1% (2020: 1.7%, 2019: 1.6%) of gross trade accounts receivables.
Impairment losses on work in progress, accrued income and other debtors were immaterial for the years presented.
The Group considers that the carrying amount of trade and other receivables approximates their fair value.
Expected credit losses
The Group has applied the simplified approach to measuring expected credit losses, as permitted by IFRS 9 Financial Instruments. This has been applied to trade receivables, contract assets and lease receivables. Under this approach, the Group utilises a provision matrix based on the age of the trade receivables and historical loss rates to determine the expected credit losses. The Group also considers forward-looking information. Therefore the Group does not track changes in credit risk over the life of a financial asset, but recognises a loss allowance based on the financial asset’s lifetime expected credit loss. For all other assets, the general approach has been applied and a loss allowance for twelve months expected credit losses is recognised.
Under IFRS 9, the expected credit losses are measured as the difference between the asset’s gross carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. Given the short-term nature of the Group’s trade receivables, work in progress and accrued income, which are mainly due from large national or multinational companies, the Group’s assessment of expected credit losses includes provisions for specific clients and receivables where the contractual cash flow is deemed at risk. Additional provisions are made based on the assessment of recoverability of aged receivables over one year where sufficient evidence of recoverability is not evident.
As a result of the ongoing Covid-19 pandemic, the Group also performed a detailed review of trade receivables, work in progress and accrued income aged less than one year, taking into account the level of credit insurance the Group has along with internal and external data including historical and forward-looking information. This review focused on significant individual clients along with the industry and country in which the clients operate where there is continued risk due to the pandemic.